Label	Element	Value
Defiance Next Gen Altered Experience ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Defiance Next Gen Altered Experience ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Defiance Next Gen Altered Experience ETF (PSY) (the “Fund”) September 14, 2021 Supplement to the Summary Prospectus dated May 26, 2021, and the Prospectus dated May 19, 2021
Strategy [Heading]	rr_StrategyHeading	The following replaces the sixth paragraph of the section entitled “Principal Investment Strategies — BITA Medical Psychedelics, Cannabis, and Ketamine Index” on pages 1–2 of the Fund’s Summary Prospectus and pages 3–4 of the Fund’s Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Index is reconstituted and rebalanced semi-annually after the close of trading on the third Friday of each March and September based on information as of the first Friday of the applicable month, although new initial public offerings (“IPOs”) that meet the Index’s eligibility requirements may be added on a “fast-entry basis” in between reconstitution dates. In addition to the semi-annual reconstitutions in March and September, new IPOs are reviewed for fast-entry addition on the first calendar day of each month (the “IPO Review Date”), and may be added after the close of trading on the tenth day of trading after the IPO Review Date. Index constituents will be removed from the Index at the time of a reconstitution if they fail to meet the eligibility requirements.
Supplement Closing [Text Block]	ck0001540305_SupplementClosing	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Defiance Next Gen Altered Experience ETF | Defiance Next Gen Altered Experience ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSY